MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide MFS Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Growth Stock Fund - Class A (MIG)
1,719,970 shares (cost $25,265,995)	$30,649,860
MFS Bond Fund - Class A (MFB)
690,570 shares (cost $8,770,553)	9,868,252
MFS Growth Fund - Class A (MEG)
54,090 shares (cost $2,039,987)	2,637,407
MFS High Income Fund - Class A (MFH)
1,981,966 shares (cost $6,257,121)	7,115,258
MFS Research Fund - Class A (MFR)
275,046 shares (cost $5,741,712)	7,858,078
MFS Strategic Income Fund - Class A (MSI)
187,450 shares (cost $1,235,480)	1,295,278
MFS Total Return Fund - Class A (MTR)
1,096,853 shares (cost $16,604,822)	16,683,136
Series Trust IV - MFS Money Market Fund (MMM)
5,518,570 shares (cost $5,518,570)	5,518,570
Trust Fund - Class A (MIT)
409,758 shares (cost $7,559,943)	8,801,603
NVIT Money Market Fund - Class I (SAM)
350,828 shares (cost $350,828)	350,828

Total Investments	$90,778,270

Other Accounts Receivable	97
Accounts Receivable-Trust Fund - Class A (MIT)	9,368

$90,787,735

Contract Owners’ Equity:
Accumulation units	89,864,345
Contracts in payout (annuitization) period (note 1f)	923,390

Total Contract Owners’ Equity (note 5)	$90,787,735

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$1,792,879	256,995	420,821	-	466,790	60,845	55,165	423,976
Mortality and expense risk charges (note 2)	(1,210,721)	(409,075)	(129,743)	(35,604)	(92,752)	(107,749)	(15,475)	(221,832)

Net investment income (loss)	582,158	(152,080)	291,078	(35,604)	374,038	(46,904)	39,690	202,144

Realized gain (loss) on investments	2,033,653	779,025	58,008	155,965	329,335	295,066	(149)	(61,000)
Change in unrealized gain (loss) on investments	8,000,376	3,914,160	500,864	269,587	128,220	944,511	62,975	1,455,226

Net gain (loss) on investments	10,034,029	4,693,185	558,872	425,552	457,555	1,239,577	62,826	1,394,226

Reinvested capital gains	202,816	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,819,003	4,541,105	849,950	389,948	831,593	1,192,673	102,516	1,596,370

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$-	108,287	-
Mortality and expense risk charges (note 2)	(78,386)	(113,354)	(6,751)

Net investment income (loss)	(78,386)	(5,067)	(6,751)

Realized gain (loss) on investments	-	477,403	-
Change in unrealized gain (loss) on investments	-	724,833	-

Net gain (loss) on investments	-	1,202,236	-

Reinvested capital gains	-	202,816	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,386)	1,399,985	(6,751)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MIG		MFB		MEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$582,158	616,650	(152,080)	(248,960)	291,078	407,436	(35,604)	(36,826)
Realized gain (loss) on investments	2,033,653	1,300,933	779,025	347,577	58,008	70,761	155,965	340,919
Change in unrealized gain (loss) on investments	8,000,376	(1,506,289)	3,914,160	9,018	500,864	17,945	269,587	(339,593)
Reinvested capital gains	202,816	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	10,819,003	411,294	4,541,105	107,635	849,950	496,142	389,948	(35,500)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,171,392	2,360,846	628,203	594,511	347,690	59,463	30,743	523,747
Transfers between funds	-	-	(112,764)	130,791	17,211	9,687	23,050	(57,038)
Redemptions (note 3)	(12,812,949)	(16,798,892)	(4,673,664)	(5,211,077)	(921,686)	(1,451,699)	(362,819)	(881,628)
Annuity benefits	(159,924)	(166,967)	(52,772)	(53,919)	(19,236)	(20,276)	(550)	(492)
Contract maintenance charges (note 2)	(55,931)	(61,056)	(21,108)	(22,886)	(3,741)	(4,255)	(2,305)	(2,385)
Contingent deferred sales charges (note 2)	(6,485)	(11,218)	(5,904)	(542)	(18)	(780)	(10)	(256)
Adjustments to maintain reserves	70,638	49,096	5,427	9,191	13,417	(21,476)	63	9,540
Net equity transactions	(10,793,259)	(14,628,191)	(4,232,582)	(4,553,931)	(566,363)	(1,429,336)	(311,828)	(408,512)

Net change in contract owners’ equity	25,744	(14,216,897)	308,523	(4,446,296)	283,587	(933,194)	78,120	(444,012)
Contract owners’ equity beginning of period	90,761,991	104,978,888	30,331,557	34,777,853	9,588,034	10,521,228	2,559,530	3,003,542
Contract owners’ equity end of period	$90,787,735	90,761,991	30,640,080	30,331,557	9,871,621	9,588,034	2,637,650	2,559,530

CHANGES IN UNITS:
Beginning units	827,871	968,336	152,929	175,346	102,116	117,324	53,932	62,297
Units purchased	53,811	65,201	5,044	7,469	3,854	1,873	1,249	11,884
Units redeemed	(138,351)	(205,666)	(23,786)	(29,886)	(9,492)	(17,081)	(7,098)	(20,249)
Ending units	743,331	827,871	134,187	152,929	96,478	102,116	48,083	53,932

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MFH		MFR		MSI		MTR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$374,038	430,728	(46,904)	(51,298)	39,690	44,199	202,144	205,302
Realized gain (loss) on investments	329,335	7,675	295,066	80,099	(149)	(2,772)	(61,000)	125,528
Change in unrealized gain (loss) on investments	128,220	(204,934)	944,511	(204,923)	62,975	(4,766)	1,455,226	(209,044)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	831,593	233,469	1,192,673	(176,122)	102,516	36,661	1,596,370	121,786

Equity transactions:
Purchase payments received from contract owners (note 3)	31,803	261,362	49,591	187,335	130,562	15,291	410,941	237,548
Transfers between funds	16,027	(67,374)	(78,850)	(56,656)	(25,661)	(14,484)	68,015	49,786
Redemptions (note 3)	(648,116)	(1,850,765)	(1,406,174)	(1,447,966)	(47,975)	(122,281)	(2,384,721)	(2,446,694)
Annuity benefits	(15,732)	(15,403)	(10,499)	(11,939)	(3,415)	(3,269)	(25,958)	(26,834)
Contract maintenance charges (note 2)	(4,138)	(4,482)	(4,021)	(4,202)	(684)	(680)	(7,617)	(8,399)
Contingent deferred sales charges (note 2)	(40)	(509)	-	(188)	-	-	(290)	(737)
Adjustments to maintain reserves	7,736	5,403	5,174	4,360	1,911	1,663	12,090	35,037

Net equity transactions	(612,460)	(1,671,768)	(1,444,779)	(1,329,256)	54,738	(123,760)	(1,927,540)	(2,160,293)

Net change in contract owners’ equity	219,133	(1,438,299)	(252,106)	(1,505,378)	157,254	(87,099)	(331,170)	(2,038,507)
Contract owners’ equity beginning of period	6,889,373	8,327,672	8,111,264	9,616,642	1,138,492	1,225,591	17,025,084	19,063,591

Contract owners’ equity end of period	$7,108,506	6,889,373	7,859,158	8,111,264	1,295,746	1,138,492	16,693,914	17,025,084

CHANGES IN UNITS:
Beginning units	65,324	81,352	44,228	51,259	66,828	74,099	100,350	113,141
Units purchased	2,818	6,367	404	1,611	8,010	983	3,129	2,175
Units redeemed	(8,394)	(22,395)	(7,702)	(8,642)	(5,100)	(8,254)	(13,817)	(14,966)

Ending units	59,748	65,324	36,930	44,228	69,738	66,828	89,662	100,350

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MMM		MIT		SAM
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(78,386)	(93,149)	(5,067)	(31,932)	(6,751)	(8,850)
Realized gain (loss) on investments	-	-	477,403	331,146	-	-
Change in unrealized gain (loss) on investments	-	-	724,833	(569,992)	-	-
Reinvested capital gains	-	-	202,816	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,386)	(93,149)	1,399,985	(270,778)	(6,751)	(8,850)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,532	21,166	472,048	434,676	22,279	25,747
Transfers between funds	63,402	190,806	63,433	(185,412)	(33,863)	(106)
Redemptions (note 3)	(863,766)	(1,448,863)	(1,262,024)	(1,651,477)	(242,004)	(286,442)
Annuity benefits	(17,526)	(19,055)	(14,236)	(15,780)	-	-
Contract maintenance charges (note 2)	(7,494)	(8,395)	(4,097)	(4,643)	(726)	(729)
Contingent deferred sales charges (note 2)	(124)	(7,983)	(99)	(223)	-	-
Adjustments to maintain reserves	7,955	10,096	16,853	(4,708)	12	(10)

Net equity transactions	(770,021)	(1,262,228)	(728,122)	(1,427,567)	(254,302)	(261,540)

Net change in contract owners’ equity	(848,407)	(1,355,377)	671,863	(1,698,345)	(261,053)	(270,390)
Contract owners’ equity beginning of period	6,367,657	7,723,034	8,139,108	9,837,453	611,892	882,282

Contract owners’ equity end of period	$5,519,250	6,367,657	8,810,971	8,139,108	350,839	611,892

CHANGES IN UNITS:
Beginning units	168,388	201,809	52,062	60,806	21,714	30,903
Units purchased	13,338	28,874	3,841	3,059	12,124	906
Units redeemed	(33,877)	(62,295)	(7,862)	(11,803)	(21,223)	(10,095)

Ending units	147,849	168,388	48,041	52,062	12,615	21,714

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Stock Fund - Class A (MIG)

MFS Bond Fund - Class A (MFB)

MFS Growth Fund - Class A (MEG)

MFS High Income Fund - Class A (MFH)

MFS Research Fund - Class A (MFR)

MFS Strategic Income Fund - Class A (MSI)

MFS Total Return Fund - Class A (MTR)

Series Trust IV - MFS Money Market Fund (MMM)

Trust Fund - Class A (MIT)

NATIONWIDE FUNDS GROUP

NVIT Money Market Fund - Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract owners, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. Accordingly, the contract owner is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other Operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(Continued)

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include:(a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2012.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR

1.00%	$578	$428	$-	$-	$-	$150	$-	$-
1.30%	1,210,143	408,647	129,743	35,604	92,752	107,599	15,475	221,832

Totals	$1,210,721	$409,075	$129,743	$35,604	$92,752	$107,749	$15,475	$221,832

	MMM	MIT	SAM

1.00%	$-	$-	$-
1.30%	78,386	113,354	6,751

	$78,386	$113,354	$6,751

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $1,147,295 and $1,687,831, respectively, and total transfers from the Account to the fixed account were $1,671,060 and $2,958,026, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$90,778,270	$0	$0	$90,778,270

(Continued)

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)		$1,002,017	$5,374,735
MFS Bond Fund - Class A (MFB)		501,427	778,200
MFS Growth Fund - Class A (MEG)		68,802	416,458
MFS High Income Fund - Class A (MFH)		794,333	1,025,253
MFS Research Fund - Class A (MFR)		140,600	1,632,852
MFS Strategic Income Fund - Class A (MSI)		171,236	77,027
MFS Total Return Fund - Class A (MTR)		780,789	2,515,041
Series Trust IV - MFS Money Market Fund (MMM)		472,921	1,321,161
Trust Fund - Class A (MIT)		894,852	1,433,777
NVIT Money Market Fund - Class I (SAM)		339,251	600,320

	Total	$5,166,228	$15,174,824

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2012	1.00%	318	$ 232.393500	$ 73,901	0.82%	15.74%
2011	1.00%	127	200.790259	25,500	0.54%	0.31%
2009	1.00%	42	177.072028	7,437	0.48%	39.09%
Tax qualified spectrum
2012	1.30%	100,953	234.281132	23,651,383	0.82%	15.39%
2011	1.30%	117,682	203.037748	23,893,888	0.54%	0.01%
2010	1.30%	135,160	203.017721	27,439,875	0.51%	12.70%
2009	1.30%	154,380	180.142402	27,810,384	0.48%	38.67%
2008	1.30%	168,751	129.909705	21,922,393	0.45%	-37.78%
Non-tax qualified spectrum
2012	1.30%	28,984	198.799461	5,762,004	0.82%	15.39%
2011	1.30%	31,002	172.287862	5,341,268	0.54%	0.01%
2010	1.30%	35,497	172.270869	6,115,099	0.51%	12.70%
2009	1.30%	40,399	152.859999	6,175,391	0.48%	38.67%
2008	1.30%	43,730	110.235005	4,820,577	0.45%	-37.78%
Non-tax qualified spectrum (81-225)
2012	1.30%	3,932	216.566418	851,539	0.82%	15.39%
2011	1.30%	4,118	187.685448	772,889	0.54%	0.01%
2010	1.30%	4,645	187.666937	871,713	0.51%	12.70%
2009	1.30%	5,483	166.521286	913,036	0.48%	38.67%
2008	1.30%	5,523	120.086845	663,240	0.45%	-37.78%
MFS Bond Fund - Class A (MFB)
Tax qualified spectrum
2012	1.30%	60,417	101.640506	6,140,814	4.26%	9.00%
2011	1.30%	64,008	93.245402	5,968,452	5.38%	5.02%
2010	1.30%	75,000	88.787488	6,659,062	5.57%	9.78%
2009	1.30%	84,203	80.879747	6,810,317	5.78%	26.70%
2008	1.30%	86,812	63.836914	5,541,810	5.73%	-11.15%
Non-tax qualified spectrum
2012	1.30%	35,376	101.557452	3,592,696	4.26%	9.00%
2011	1.30%	37,392	93.169203	3,483,783	5.38%	5.02%
2010	1.30%	41,607	88.714936	3,691,162	5.57%	9.78%
2009	1.30%	51,819	80.813657	4,187,683	5.78%	26.70%
2008	1.30%	50,062	63.784749	3,193,192	5.73%	-11.15%
Non-tax qualified spectrum (81-225)
2012	1.30%	685	101.954577	69,839	4.26%	9.00%
2011	1.30%	716	93.533536	66,970	5.38%	5.02%
2010	1.30%	717	89.061843	63,857	5.57%	9.78%
2009	1.30%	719	81.129669	58,332	5.78%	26.70%
2008	1.30%	686	64.034172	43,927	5.73%	-11.15%
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2012	1.30%	48,076	54.670715	2,628,349	0.00%	15.57%
2011	1.30%	53,872	47.303781	2,548,349	0.00%	-1.89%
2010	1.30%	62,237	48.213264	3,000,649	0.00%	14.15%
2009	1.30%	72,315	42.235899	3,054,289	0.00%	36.40%
2008	1.30%	75,088	30.965737	2,325,155	0.00%	-38.42%
Non-tax qualified spectrum (81-225)
2012	1.30%	7	54.670715	383	0.00%	15.57%
2011	1.30%	60	47.303781	2,838	0.00%	-1.89%
2010	1.30%	60	48.213264	2,893	0.00%	14.15%
2009	1.30%	60	42.235899	2,534	0.00%	36.40%
2008	1.30%	60	30.965737	1,858	0.00%	-38.42%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS High Income Fund - Class A (MFH)
Non-tax qualified
2009	1.00%	70	$ 105.953894	$ 7,417	8.88%	45.25%
Tax qualified spectrum
2012	1.30%	33,659	117.708804	3,961,961	6.60%	12.64%
2011	1.30%	35,971	104.499705	3,758,959	6.91%	2.76%
2010	1.30%	41,768	101.689310	4,247,359	7.34%	13.89%
2009	1.30%	45,746	89.289574	4,084,641	8.88%	44.81%
2008	1.30%	49,408	61.657818	3,046,389	8.23%	-29.40%
Non-tax qualified spectrum
2012	1.30%	24,077	115.923032	2,791,079	6.60%	12.64%
2011	1.30%	27,343	102.914328	2,813,986	6.91%	2.76%
2010	1.30%	37,573	100.146581	3,762,807	7.34%	13.89%
2009	1.30%	43,105	87.934960	3,790,436	8.88%	44.81%
2008	1.30%	45,196	60.722406	2,744,410	8.23%	-29.40%
Non-tax qualified spectrum (81-225)
2012	1.30%	2,012	117.708804	236,830	6.60%	12.64%
2011	1.30%	2,010	104.499705	210,044	6.91%	2.76%
2010	1.30%	2,011	101.689310	204,497	7.34%	13.89%
2009	1.30%	2,536	89.289574	226,438	8.88%	44.81%
2008	1.30%	2,577	61.657818	158,892	8.23%	-29.40%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2009	1.00%	68	179.943149	12,236	1.01%	29.12%
Tax qualified spectrum
2012	1.30%	24,070	220.572900	5,309,190	0.74%	15.64%
2011	1.30%	27,951	190.735396	5,331,245	0.73%	-2.01%
2010	1.30%	33,474	194.647716	6,515,638	0.72%	13.96%
2009	1.30%	38,938	170.808419	6,650,938	1.01%	28.73%
2008	1.30%	43,539	132.692325	5,777,291	0.60%	-37.36%
Non-tax qualified spectrum
2012	1.30%	12,701	192.729865	2,447,862	0.74%	15.64%
2011	1.30%	16,102	166.658753	2,683,539	0.73%	-2.01%
2010	1.30%	17,609	170.077220	2,994,890	0.72%	13.96%
2009	1.30%	18,827	149.247177	2,809,877	1.01%	28.73%
2008	1.30%	23,205	115.942497	2,690,446	0.60%	-37.36%
Non-tax qualified spectrum (81-225)
2012	1.30%	159	217.998241	34,662	0.74%	15.64%
2011	1.30%	175	188.509011	32,989	0.73%	-2.01%
2010	1.30%	176	192.375659	33,858	0.72%	13.96%
2009	1.30%	176	168.814638	29,711	1.01%	28.73%
2008	1.30%	177	131.143454	23,212	0.60%	-37.36%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2012	1.30%	55,547	$ 18.327715	$ 1,018,050	4.65%	9.27%
2011	1.30%	57,971	16.772811	972,337	4.99%	2.98%
2010	1.30%	65,632	16.288195	1,069,027	5.21%	8.47%
2009	1.30%	70,379	15.016726	1,056,862	6.06%	23.35%
2008	1.30%	75,597	12.174056	920,322	7.42%	-12.96%
Non-tax qualified spectrum
2012	1.30%	13,331	18.327715	244,336	4.65%	9.27%
2011	1.30%	8,015	16.772811	134,434	4.99%	2.98%
2010	1.30%	8,467	16.288195	137,912	5.21%	8.47%
2009	1.30%	7,501	15.016726	112,641	6.06%	23.35%
2008	1.30%	10,949	12.174056	133,294	7.42%	-12.96%
Non-tax qualified spectrum (81-225)
2012	1.30%	860	18.327715	15,753	4.65%	9.27%
2011	1.30%	842	16.772811	14123	4.99%	2.98%
2009	1.30%	845	15.016726	12,689	6.06%	23.35%
2008	1.30%	846	12.174056	10,299	7.42%	-12.96%
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2012	1.30%	60,688	186.208482	11,300,620	2.51%	9.80%
2011	1.30%	69,060	169.594906	11,712,224	2.42%	0.57%
2010	1.30%	79,330	168.625878	13,377,091	2.36%	8.55%
2009	1.30%	101,328	155.338339	15,740,123	2.87%	16.64%
2008	1.30%	109,739	133.178369	14,614,861	2.95%	-23.64%
Non-tax qualified spectrum
2012	1.30%	28,809	180.243570	5,192,637	2.51%	9.80%
2011	1.30%	31,126	164.162186	5,109,712	2.42%	0.57%
2010	1.30%	33,647	163.224209	5,492,005	2.36%	8.55%
2009	1.30%	39,327	150.362316	5,913,299	2.87%	16.64%
2008	1.30%	47,957	128.912217	6,182,243	2.95%	-23.64%
Non-tax qualified spectrum (81-225)
2012	1.30%	165	184.396930	30,425	2.51%	9.80%
2011	1.30%	164	167.944958	27,543	2.42%	0.57%
2010	1.30%	164	166.985361	27,386	2.36%	8.55%
2009	1.30%	165	153.827097	25,381	2.87%	16.64%
2008	1.30%	140	131.882710	18,464	2.95%	-23.64%
Series Trust IV - MFS Money Market Fund (MMM)
Tax qualified spectrum
2012	1.30%	95,231	36.801031	3,504,599	0.00%	-1.30%
2011	1.30%	114,725	37.287066	4,277,759	0.00%	-1.30%
2010	1.30%	141,792	37.776820	5,356,451	0.00%	-1.30%
2009	1.30%	172,185	38.274376	6,590,273	0.03%	-1.27%
2008	1.30%	228,423	38.766619	8,855,187	2.30%	0.97%
Non-tax qualified spectrum
2012	1.30%	49,100	36.826601	1,808,186	0.00%	-1.30%
2011	1.30%	49,881	37.312974	1,861,208	0.00%	-1.30%
2010	1.30%	55,521	37.803065	2,098,864	0.00%	-1.30%
2009	1.30%	93,889	38.300971	3,596,040	0.03%	-1.27%
2008	1.30%	117,324	38.793557	4,551,415	2.30%	0.97%
Non-tax qualified spectrum (81-225)
2012	1.30%	3,518	36.826601	129,556	0.00%	-1.30%
2011	1.30%	3,782	37.312974	141,118	0.00%	-1.30%
2010	1.30%	4,496	37.803065	169,963	0.00%	-1.30%
2009	1.30%	4,924	38.300971	188,594	0.03%	-1.27%
2008	1.30%	5,427	38.793557	210,533	2.30%	0.97%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Trust Fund - Class A (MIT)
Tax qualified spectrum
2012	1.30%	29,038	$ 189.106788	$ 5,491,283	1.25%	17.60%
2011	1.30%	32,752	160.802744	5,266,611	0.95%	-3.10%
2010	1.30%	39,626	165.950730	6,575,964	0.72%	9.98%
2009	1.30%	49,850	150.886514	7,521,693	1.45%	26.07%
2008	1.30%	56,124	119.682038	6,717,035	1.21%	-33.66%
Non-tax qualified spectrum
2012	1.30%	18,885	169.674255	3,204,298	1.25%	17.60%
2011	1.30%	19,194	144.278723	2,769,286	0.95%	-3.10%
2010	1.30%	21,063	148.897709	3,136,232	0.72%	9.98%
2009	1.30%	23,320	135.381470	3,157,096	1.45%	26.07%
2008	1.30%	26,384	107.383548	2,833,208	1.21%	-33.66%
Non-tax qualified spectrum (81-225)
2012	1.30%	118	180.262089	21,271	1.25%	17.60%
2011	1.30%	116	153.281851	17,781	0.95%	-3.10%
2010	1.30%	117	158.189060	18,508	0.72%	9.98%
2009	1.30%	117	143.829405	16,828	1.45%	26.07%
2008	1.30%	119	114.084384	13,576	1.21%	-33.66%
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2012	1.30%	6,582	27.802570	182,997	0.00%	-1.30%
2011	1.30%	10,046	28.169761	282,993	0.00%	-1.30%
2010	1.30%	13,756	28.539742	392,593	0.00%	-1.30%
2009	1.30%	14,428	28.915601	417,194	0.01%	-1.26%
2008	1.30%	16,616	29.284163	486,586	1.93%	0.73%
Non-tax qualified spectrum
2012	1.30%	6,033	27.820639	167,842	0.00%	-1.30%
2011	1.30%	11,668	28.188081	328,899	0.00%	-1.30%
2010	1.30%	17,147	28.558302	489,689	0.00%	-1.30%
2009	1.30%	16,625	28.934404	481,034	0.01%	-1.26%
2008	1.30%	14,638	29.303205	428,940	1.93%	0.73%

2012	Reserves for annuity contracts in payout phase:				923,390
2012	Contract owners equity:				$90,787,735
2011	Reserves for annuity contracts in payout phase:				911,264
2011	Contract owners equity:				$90,761,991
2010	Reserves for annuity contracts in payout phase:				1,025,037
2010	Contract owners equity:				$104,978,888
2009	Reserves for annuity contracts in payout phase:				1,032,072
2009	Contract owners equity:				$112,492,916
2008	Reserves for annuity contracts in payout phase:				869,868
2008	Contract owners equity:				$99,798,623

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.